NYSE

17010118

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

FEB 15 2017

Washington, DC 20549
CERT NYS
File No. 001-33367

February 15, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Guaranteed Notes due 2018, 3.224% Guaranteed Notes due 2024, 3.588% Guaranteed Notes due 2027 of BP Capital Markets p.l.c., under the Exchange Act of 1934.

Sincerely,

[signature]